Other Intangible Assets, Net (Tables)	6 Months Ended
Jun. 30, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Finite-Lived Intangible Assets
	Weighted average remaining useful life (years)	December 31,	Six months ended June 30,
		2019	2020
			Unaudited
Original amounts:

Customer relationships	7.2	$23,409	$32,407
Technology	3.6	53,944	55,319

		77,353	87,726

Accumulated amortization:

Customer relationships		14,673	15,905
Technology		28,645	32,725

		43,318	48,630

Other intangible assets, net		$34,035	$39,096

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense
Remainder of 2020	$5,719
2021	10,401
2022	7,047
2023	6,715
2024	3,869
2025 and thereafter	5,345

$39,096